[LOGO]   Colonial Management Associates, Inc.
	 One Financial Center
         Boston, Massachusetts 02111-2621





April 30, 1997

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Colonial Trust I (the "Trust")
    Colonial Income Fund (the "Fund")
    File Nos. 811-2214 & 2-41251

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Fund does not differ from that contained in Post-Effective Amendment No. 42 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on April 22, 1997.

Very truly yours,

COLONIAL INCOME FUND



By:_________________________________
  Ellen Harrington
  Assistant Secretary


Enclosures

cc:  N. Antoun
     B. Leveille
     J. Loder
     P. MacDougall
     D. Sullivan
     M. Telman
     R. Stevens
     E. Edson

S:\FUNDS\TRUSTVI\CIF\497(J).DOC